Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (0.7%)
	Omnicom Group Inc.	640,900	46,670
Consumer Discretionary (15.5%)
	Gildan Activewear Inc.	4,384,478	151,221
*	Helen of Troy Ltd.	450,450	100,626
*	Taylor Morrison Home Corp. Class A	3,571,543	95,789
	Lear Corp.	437,782	76,603
	Gentex Corp.	2,091,274	71,166
*	Skechers USA Inc. Class A	1,205,325	64,702
	American Eagle Outfitters Inc.	1,796,260	61,917
*	PVH Corp.	586,275	61,336
	Newell Brands Inc.	2,370,485	58,670
*	Ford Motor Co.	4,075,690	56,856
*	Mohawk Industries Inc.	277,719	54,127
	Whirlpool Corp.	216,900	48,052
	Hasbro Inc.	429,426	42,702
*	M/I Homes Inc.	523,000	33,843
	Hanesbrands Inc.	1,703,000	31,097
	Gap Inc.	783,437	22,853
			1,031,560
Consumer Staples (1.5%)
	General Mills Inc.	657,200	38,683
	Spectrum Brands Holdings Inc.	422,849	36,936
	Ingredion Inc.	300,000	26,343
			101,962
Energy (4.0%)
	Halliburton Co.	3,240,456	67,013
*	NOV Inc.	3,759,533	51,919
	Baker Hughes Co. Class A	2,190,681	46,530
	Cenovus Energy Inc.	3,821,052	31,868
	Euronav NV	2,532,587	21,907
*	TechnipFMC plc	2,854,756	20,611
	Murphy Oil Corp.	645,960	14,024
	Bonanza Creek Energy Inc.	343,942	13,231
			267,103
Financials (26.8%)
	FirstCash Inc.	1,271,487	100,702
	Unum Group	3,668,000	100,503
	Fifth Third Bancorp	2,506,161	90,949
	Globe Life Inc.	938,402	87,375
	Fidelity National Financial Inc.	1,904,887	84,977
	American International Group Inc.	1,747,857	82,761

		Shares	Market Value ($000)
	Equitable Holdings Inc.	2,650,549	81,822
*	Arch Capital Group Ltd.	1,917,999	74,802
	Voya Financial Inc.	1,151,895	74,182
	Jefferies Financial Group Inc.	2,152,801	71,452
	Axis Capital Holdings Ltd.	1,343,287	68,333
	CNO Financial Group Inc.	2,977,704	68,011
*	Alleghany Corp.	100,940	66,933
	Regions Financial Corp.	3,236,935	62,311
	State Street Corp.	705,500	61,477
	KeyCorp.	2,947,082	57,940
	Progressive Corp.	565,177	53,782
	CNA Financial Corp.	1,217,198	53,569
	RenaissanceRe Holdings Ltd.	346,900	52,968
	Essent Group Ltd.	1,145,250	51,731
	Webster Financial Corp.	779,926	37,514
	Invesco Ltd.	1,529,420	37,287
	American National Group Inc.	193,300	31,891
	Hartford Financial Services Group Inc.	498,808	31,734
	Reinsurance Group of America Inc.	285,446	31,450
	Navient Corp.	1,445,858	29,539
	Loews Corp.	550,000	29,497
	Synchrony Financial	601,000	28,259
	Allstate Corp.	215,400	28,013
	Commerce Bancshares Inc.	347,237	24,560
	Hanover Insurance Group Inc.	97,763	13,286
	Everest Re Group Ltd.	51,771	13,089
	MFA Financial Inc.	300,000	1,401
			1,784,100
Health Care (7.0%)
	Hill-Rom Holdings Inc.	664,800	92,048
*	Syneos Health Inc.	861,499	77,251
*	Integra LifeSciences Holdings Corp.	977,975	70,796
	Cardinal Health Inc.	956,318	56,786
	Perrigo Co. plc	1,131,204	54,332
*	Laboratory Corp. of America Holdings	150,300	44,511
	DENTSPLY SIRONA Inc.	445,100	29,394
	McKesson Corp.	124,152	25,306
	Fresenius Medical Care AG & Co. KGaA ADR	339,074	13,332
			463,756
Industrials (20.6%)
*	AerCap Holdings NV	3,764,879	199,539
*	IAA Inc.	1,465,592	88,639
	Westinghouse Air Brake Technologies Corp.	974,797	82,731
	Leidos Holdings Inc.	769,948	81,938
*	Colfax Corp.	1,752,679	80,413
*	JetBlue Airways Corp.	4,440,529	65,675
*	JELD-WEN Holding Inc.	2,476,521	65,578
	Ryder System Inc.	799,274	60,865
	Woodward Inc.	491,955	59,802
	BWX Technologies Inc.	1,022,755	58,737
	Terex Corp.	1,083,477	51,920
	Huntington Ingalls Industries Inc.	244,890	50,234
	Stanley Black & Decker Inc.	254,882	50,225
	Enerpac Tool Group Corp. Class A	1,539,856	39,528
	AMETEK Inc.	280,400	38,990
	Textron Inc.	561,790	38,769
	Acuity Brands Inc.	189,932	33,310

		Shares	Market Value ($000)
	Armstrong World Industries Inc.	290,320	31,407
	Triton International Ltd.	531,500	28,058
*	Gates Industrial Corp. plc	1,471,540	26,650
*	MasTec Inc.	239,262	24,220
	MSC Industrial Direct Co. Inc. Class A	261,409	23,310
	Steelcase Inc. Class A	1,677,488	23,065
*	Atlas Air Worldwide Holdings Inc.	314,000	21,029
*,1	Air France KLM ADR	4,252,756	20,030
	KBR Inc.	340,972	13,196
	Snap-on Inc.	56,185	12,247
			1,370,105
Information Technology (7.9%)
*	Arrow Electronics Inc.	1,042,458	123,604
	Amdocs Ltd.	1,283,542	98,974
	Avnet Inc.	1,921,012	79,376
	TE Connectivity Ltd.	352,800	52,027
*	Micron Technology Inc.	563,100	43,685
	Hewlett Packard Enterprise Co.	2,554,563	37,041
*	Celestica Inc.	3,181,993	28,224
	Genpact Ltd.	505,149	25,162
	Juniper Networks Inc.	829,020	23,329
	MKS Instruments Inc.	106,800	16,708
			528,130
Materials (7.7%)
	Mosaic Co.	2,455,300	76,679
	Olin Corp.	1,597,499	75,130
*	IAMGOLD Corp.	19,855,730	54,405
	Gold Fields Ltd. ADR	5,428,027	53,303
*	Alcoa Corp.	1,226,700	49,252
	Dow Inc.	771,245	47,940
	Reliance Steel & Aluminum Co.	245,760	38,621
*	Domtar Corp.	664,453	36,485
	Schweitzer-Mauduit International Inc.	626,300	24,632
	Kinross Gold Corp.	3,238,209	21,243
*	Equinox Gold Corp.	2,671,383	18,586
	Centerra Gold Inc.	1,013,900	8,152
	Teck Resources Ltd.	221,000	5,048
			509,476
Real Estate (1.3%)
*	Howard Hughes Corp.	392,541	36,392
*	CBRE Group Inc. Class A	336,800	32,488
*	Park Hotels & Resorts Inc.	838,758	15,517
			84,397
Utilities (3.5%)
	NRG Energy Inc.	2,013,528	83,038
	Edison International	1,439,312	78,443
	Atmos Energy Corp.	553,593	54,579
	Entergy Corp.	190,579	19,614
			235,674
Total Common Stocks (Cost $4,870,546)			6,422,933

		Shares	Market Value ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.064% (Cost $239,541)	2,395,694	239,569
Total Investments (100.1%) (Cost $5,110,087)			6,662,502
Other Assets and Liabilities—Net (-0.1%)			(7,807)
Net Assets (100%)			6,654,695
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $247,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $314,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	414	90,863	1,496
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.